Segment reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment reporting
Real estate lease income	$ 37,218,451	$ 20,782,612	$ 19,781,344
Total revenue	804,974,475	950,012,173	1,536,017,781
Cost of real estate lease income	(33,920,221)	(20,287,953)	(22,438,180)
Total costs of revenue	(672,509,119)	(878,056,065)	(1,468,080,865)
Gross profit	132,465,356	71,956,108	67,936,916
Operating expenses	(84,171,803)	(127,046,010)	(253,979,411)
Gain on disposal of property held for lease		5,687,312	(18,651,259)
Operating (loss) /income	48,293,553	(49,402,590)	(204,693,754)
Interest income	4,779,314	8,207,327	28,296,824
Interest expense	(176,940,318)	(158,008,411)	(183,398,772)
Net realized gain on short-term investments	(7,626,097)	(71,675,454)	(30,203,357)
Share of (loss)/gain in an equity investee	(17,914,070)	(26,166,538)	(23,345,765)
Gain on extinguishment of debt	169,932,886	9,620,914	0
Gain on modification of debt	26,372,965
Exchange (loss) /gains	13,482,057	39,952,338	(9,707,463)
Other (loss) /income	25,426,872	(1,968,849)	2,509,645
(Loss) /income before income taxes	(85,807,162)	249,441,263	420,542,642
Income tax benefit/(expense)	(55,275,451)	(9,241,462)	7,280,528
Net income/(loss)	30,531,711	(258,682,725)	(413,262,114)
Depreciation and amortization	22,506,645	13,168,207	18,267,515
Capital expenditure	372,937	5,236,375	104,811
Real estate properties development completed and under development	3,307,964,969	3,277,056,653
Real estate properties held for lease	322,552,001	373,467,867	440,300,371
Total long-lived assets	840,181,206	961,071,201	1,660,459,942
TOTAL ASSETS	5,333,393,231	5,850,278,327	6,446,279,290
Real estate properties development completed	854,076,531	830,840,167
Real estate properties under development	2,453,888,438	2,446,216,486	2,869,622,702
Real Estate Sales [Member]
Segment reporting
Revenue	658,073,173	809,412,923	1,392,240,005
Cost of revenue	(557,662,795)	(768,356,253)	(1,359,344,416)
Real Estate Management Services Income [Member]
Segment reporting
Revenue	93,676,874	105,460,071	109,822,206
Cost of revenue	(72,310,054)	(79,609,736)	(73,978,205)
Other Revenue [Member]
Segment reporting
Revenue	16,005,977	14,356,567	14,174,226
Cost of revenue	(8,616,049)	(9,802,123)	(12,320,064)
Henan [Member]
Segment reporting
Real estate lease income	29,274,568	7,268,773	9,344,804
Total revenue	191,314,121	153,519,012	357,138,340
Cost of real estate lease income	(23,817,603)	(9,680,982)	(15,658,378)
Total costs of revenue	(191,326,002)	(150,603,069)	(390,575,801)
Gross profit	(11,881)	2,915,943	(33,437,461)
Operating expenses	(12,866,682)	(11,698,488)	(67,226,888)
Gain on disposal of property held for lease		2,650,215	0
Operating (loss) /income	(12,878,563)	(6,132,330)	(100,664,349)
Interest income	6,059	1,602,637	18,709,958
Interest expense	(12,434,185)	(13,389,344)	(12,070,505)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee	(7,847,367)	(3,718,820)	1,090,507
Gain on extinguishment of debt		0
Exchange (loss) /gains	9,426,923	45,800,405	(20,163,471)
Other (loss) /income	3,670,566	(1,587,295)	(2,110,256)
(Loss) /income before income taxes	20,056,567	(22,575,253)	115,208,116
Income tax benefit/(expense)	14,814,458	(12,780,775)	43,657,150
Net income/(loss)	(5,242,109)	9,794,478	(71,550,966)
Depreciation and amortization	4,136,037	5,516,725	6,842,628
Capital expenditure	3,353	5,221,417	1,965,626
Real estate properties development completed and under development	1,207,782,937	1,159,231,389
Real estate properties held for lease	45,427,310	48,958,513	72,022,044
Total long-lived assets	286,787,108	386,224,257	431,132,864
TOTAL ASSETS	2,089,109,648	2,270,506,759	2,279,523,193
Real estate properties under development			909,477,150
Henan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	152,591,635	133,906,983	338,195,148
Cost of revenue	(163,057,353)	(134,259,620)	(369,888,568)
Henan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	1,538,767	4,448,994	6,746,892
Cost of revenue	(2,749,635)	(5,631,437)	(3,708,523)
Henan [Member] | Other Revenue [Member]
Segment reporting
Revenue	7,909,151	7,894,262	2,851,496
Cost of revenue	(1,701,411)	(1,031,030)	(1,320,332)
Shandong [Member]
Segment reporting
Real estate lease income	1,009,694	1,530,316	665,170
Total revenue	90,078,981	154,435,022	175,035,303
Cost of real estate lease income	(240,837)	(852,927)	(611,378)
Total costs of revenue	(82,460,252)	(172,172,705)	(176,917,224)
Gross profit	7,618,729	(17,737,683)	(1,881,921)
Operating expenses	(5,303,199)	(13,408,341)	(10,880,365)
Gain on disposal of property held for lease		397,708	0
Operating (loss) /income	2,315,530	(30,748,316)	(12,762,286)
Interest income	142,181	280,967	(126,051)
Interest expense	(7,249,071)	(1,818,414)	(5,794,489)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	(1,873,472)
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	2,845,027	17,236	3,336,726
(Loss) /income before income taxes	1,946,333	32,268,527	17,219,572
Income tax benefit/(expense)	792,277	22,127,223	(3,885,809)
Net income/(loss)	(1,154,056)	(10,141,304)	(21,105,381)
Depreciation and amortization	274,482	874,640	914,765
Capital expenditure	627	803	0
Real estate properties development completed and under development	394,558,791	412,162,579
Real estate properties held for lease	(6,129,675)	2,434,604	4,133,570
Total long-lived assets	15,081,225	13,434,007	517,720,952
TOTAL ASSETS	201,589,676	259,228,051	416,680,530
Real estate properties under development			116,698,109
Shandong [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	89,069,287	152,896,390	174,353,777
Cost of revenue	(82,219,415)	(171,319,778)	(176,289,676)
Shandong [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Shandong [Member] | Other Revenue [Member]
Segment reporting
Revenue		8,316	16,356
Cost of revenue		0	(16,170)
Shanghai [Member]
Segment reporting
Real estate lease income	1,511,669	2,080,042	1,339,557
Total revenue	12,894,702	5,689,099	138,442,300
Cost of real estate lease income	(780,902)	(778,313)	(193,442)
Total costs of revenue	(9,700,169)	(4,278,612)	(125,392,217)
Gross profit	3,194,533	1,410,487	13,050,083
Operating expenses	(2,607,527)	(3,366,711)	(19,136,811)
Gain on disposal of property held for lease		2,150,988	0
Operating (loss) /income	587,006	194,764	(6,086,728)
Interest income	200,827	656,403	348,282
Interest expense		(99,438)	(910,853)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee	3,370,027	3,784,015	1,052,997
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	(21)
Other (loss) /income	4,937,780	(19,220)	144,617
(Loss) /income before income taxes	(9,095,640)	(4,516,524)	5,451,706
Income tax benefit/(expense)	(12,047,878)	(3,927,044)	(4,274,715)
Net income/(loss)	(2,952,238)	589,480	(9,726,421)
Depreciation and amortization	603,524	647,400	198,149
Capital expenditure		0	0
Real estate properties development completed and under development	102,589,027	100,867,987
Real estate properties held for lease	29,843,420	32,354,424	36,147,355
Total long-lived assets	137,469,838	133,703,563	138,953,401
TOTAL ASSETS	513,329,822	540,587,961	600,814,871
Real estate properties under development			105,042,744
Shanghai [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	11,669,658	3,056,829	135,072,403
Cost of revenue	(9,614,743)	(7,306,487)	(125,086,848)
Shanghai [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		3,188,299	0
Shanghai [Member] | Other Revenue [Member]
Segment reporting
Revenue	(286,625)	552,228	2,030,340
Cost of revenue	695,476	617,889	(111,927)
Sichuan [Member]
Segment reporting
Real estate lease income	397,685	416,589	532,240
Total revenue	148,373,757	94,184,827	129,264,086
Cost of real estate lease income	(697,495)	(219,502)	(404,647)
Total costs of revenue	(134,133,336)	(88,743,294)	(165,008,835)
Gross profit	14,240,421	5,441,533	(35,744,749)
Operating expenses	(2,561,480)	(3,728,249)	(8,500,877)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	11,678,941	1,713,284	(44,245,626)
Interest income	131,341	250,397	728,264
Interest expense	(18,543,629)	(24,130,024)	(26,416,301)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Gain on modification of debt	26,372,965
Exchange (loss) /gains		0	0
Other (loss) /income	(227,508)	277,819	138,413
(Loss) /income before income taxes	(19,412,110)	21,888,524	69,795,250
Income tax benefit/(expense)	(17,481,633)	(2,443,468)	12,936,548
Net income/(loss)	1,930,477	(24,331,992)	(56,858,702)
Depreciation and amortization	598,078	1,095,409	1,130,049
Capital expenditure		0	5,261
Real estate properties development completed and under development	503,780,381	577,969,652
Real estate properties held for lease	31,649,101	32,786,449	36,470,962
Total long-lived assets	53,134,953	49,512,464	49,540,764
TOTAL ASSETS	600,165,262	709,048,905	710,687,239
Real estate properties under development			527,858,832
Sichuan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	147,542,499	93,804,069	128,609,911
Cost of revenue	(133,082,218)	(87,599,735)	(163,249,870)
Sichuan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	156,324	0	0
Cost of revenue	(340,884)	0	0
Sichuan [Member] | Other Revenue [Member]
Segment reporting
Revenue	277,249	(35,831)	121,935
Cost of revenue	(12,739)	(924,057)	(1,354,318)
Beijing [Member]
Segment reporting
Real estate lease income	86,982	177,246	371,919
Total revenue	106,631,218	144,236,584	317,183,758
Cost of real estate lease income	(183,762)	(365,600)	(542,152)
Total costs of revenue	(68,230,044)	(116,174,685)	(256,351,575)
Gross profit	38,401,174	28,061,899	60,832,183
Operating expenses	(21,019,160)	(42,774,682)	(80,605,508)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	17,382,014	(14,712,783)	(19,773,325)
Interest income	98,485	1,093,214	249,117
Interest expense		(962,042)	(2,078,190)
Net realized gain on short-term investments		463	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	30,951	420,916	(644,101)
(Loss) /income before income taxes	(17,511,450)	14,160,232	22,246,499
Income tax benefit/(expense)	(22,171,296)	(4,379,784)	(21,349,169)
Net income/(loss)	(4,659,846)	(18,540,016)	(43,595,668)
Depreciation and amortization	2,050,750	1,162,790	3,942,986
Capital expenditure	1,825	1,577	1,076,187
Real estate properties development completed and under development	65,449,973	45,945,861
Real estate properties held for lease	4,749,926	7,676,329	8,510,518
Total long-lived assets	25,002,494	24,828,219	46,722,553
TOTAL ASSETS	223,190,269	240,590,331	313,031,361
Real estate properties under development			173,273,166
Beijing [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	107,053,837	142,331,456	313,960,495
Cost of revenue	(64,969,677)	(110,230,204)	(250,046,777)
Beijing [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Beijing [Member] | Other Revenue [Member]
Segment reporting
Revenue	(509,601)	1,727,882	2,851,344
Cost of revenue	(3,076,605)	(5,578,881)	(5,762,646)
Hainan [Member]
Segment reporting
Real estate lease income		0	0
Total revenue		0	413
Cost of real estate lease income		0	0
Total costs of revenue		0	0
Gross profit		0	413
Operating expenses	(57,945)	(47,094)	(310,883)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	(57,945)	(47,094)	(310,470)
Interest income	2	145	25,957
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	(4,453)	325	(36,650)
(Loss) /income before income taxes	62,396	46,624	321,163
Income tax benefit/(expense)	3,275	463	1,431,319
Net income/(loss)	(59,121)	(46,161)	1,110,156
Depreciation and amortization		0	0
Capital expenditure		0	0
Real estate properties development completed and under development		0
Real estate properties held for lease		0	0
Total long-lived assets	5,732,976	5,774,972	5,813,925
TOTAL ASSETS	11,064,860	11,212,039	11,747,496
Real estate properties under development			0
Hainan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Hainan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Hainan [Member] | Other Revenue [Member]
Segment reporting
Revenue		0	413
Cost of revenue		0	0
Hunan [Member]
Segment reporting
Real estate lease income	(3,735,823)	1,162,618	1,223,472
Total revenue	(2,233,946)	1,008,538	10,333,688
Cost of real estate lease income	(667,817)	(363,485)	(1,206,177)
Total costs of revenue	5,774,400	(130,902)	(11,162,470)
Gross profit	3,540,454	877,636	(828,782)
Operating expenses	(336,874)	(1,242,859)	(1,059,651)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	3,203,580	(365,223)	(1,888,433)
Interest income	1,918	3,073	7,576
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	(2,898)	187,576	205,877
(Loss) /income before income taxes	(3,202,600)	174,574	1,674,980
Income tax benefit/(expense)	(4,364,673)	174,167	(3,023,380)
Net income/(loss)	(1,162,073)	(407)	(4,698,360)
Depreciation and amortization		0	0
Capital expenditure		0	0
Real estate properties development completed and under development	11,872,490	4,995,367
Real estate properties held for lease	47,061,528	54,293,887	59,903,607
Total long-lived assets	67,126,463	68,720,346	75,895,086
TOTAL ASSETS	81,359,058	78,448,652	82,923,478
Real estate properties under development			3,312,065
Hunan [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	627,881	(1,058,911)	8,271,910
Cost of revenue	7,156,894	943,112	(9,214,046)
Hunan [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Hunan [Member] | Other Revenue [Member]
Segment reporting
Revenue	873,996	904,831	838,306
Cost of revenue	(714,677)	(710,529)	(742,247)
Shaanxi [Member]
Segment reporting
Real estate lease income	2,640,636	2,349,797	3,251,637
Total revenue	112,109,263	195,197,625	172,051,797
Cost of real estate lease income	(2,861,696)	128,004	(62,840)
Total costs of revenue	(77,844,151)	(160,242,257)	(147,181,253)
Gross profit	34,265,112	34,955,368	24,870,544
Operating expenses	(2,428,759)	(5,165,593)	(9,182,945)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	31,836,353	29,789,775	15,687,599
Interest income	1,221,974	667,222	254,323
Interest expense	(5,347,808)	(4,726,423)	(8,046,152)
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	(84,792)	49,144	381,157
(Loss) /income before income taxes	(27,625,727)	(25,779,718)	(8,276,927)
Income tax benefit/(expense)	(7,872,323)	(2,378,418)	(9,366,699)
Net income/(loss)	19,753,404	23,401,300	(1,089,772)
Depreciation and amortization	1,755,174	1,832,811	1,934,681
Capital expenditure		0	576
Real estate properties development completed and under development	53,897,457	35,489,672
Real estate properties held for lease	83,770,504	86,799,863	96,574,698
Total long-lived assets	94,644,226	96,615,555	107,098,269
TOTAL ASSETS	240,848,887	323,750,877	289,048,826
Real estate properties under development			45,339,962
Shaanxi [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	109,258,071	191,013,871	166,007,116
Cost of revenue	(74,748,589)	(156,675,331)	(142,797,184)
Shaanxi [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	210,556	1,833,511	2,793,044
Cost of revenue	(233,866)	(3,694,930)	(4,321,229)
Shaanxi [Member] | Other Revenue [Member]
Segment reporting
Revenue		446	0
Cost of revenue		0	0
US subsidiaries [Member]
Segment reporting
Real estate lease income	4,082,885	4,041,509	2,980,504
Total revenue	31,572,783	62,049,289	29,413,735
Cost of real estate lease income	(3,403,014)	(2,081,799)	(3,740,076)
Total costs of revenue	(31,243,159)	(77,840,871)	(36,200,910)
Gross profit	329,624	(15,791,582)	(6,787,175)
Operating expenses	(8,828,446)	(17,406,597)	(7,223,166)
Gain on disposal of property held for lease			0
Operating (loss) /income	(8,498,822)	(33,198,179)	(14,010,341)
Interest income	2,175	701	1,610
Interest expense	(28,825,082)	(15,815,618)	(15,736,448)
Net realized gain on short-term investments			0
Share of (loss)/gain in an equity investee			0
Exchange (loss) /gains			0
Other (loss) /income	13,595,467	(36,029)	17,770
(Loss) /income before income taxes	23,726,262	49,049,125	29,727,409
Income tax benefit/(expense)	(741,067)	1,206,732	(144,962)
Net income/(loss)	(24,467,329)	(47,842,393)	(29,872,371)
Depreciation and amortization	11,639,957	612,887	1,037,064
Capital expenditure	(12)	(63)	241,312
Real estate properties development completed and under development	280,032,599	266,654,891
Real estate properties held for lease	85,979,680	107,905,636	126,157,420
Total long-lived assets	97,134,292	118,812,943	139,099,651
TOTAL ASSETS	391,317,225	404,653,727	468,517,290
Real estate properties under development			307,041,456
US subsidiaries [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	27,489,898	58,007,780	23,325,750
Cost of revenue	(27,840,145)	(75,759,072)	(32,460,834)
US subsidiaries [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue			0
Cost of revenue			0
US subsidiaries [Member] | Other Revenue [Member]
Segment reporting
Revenue			3,107,481
Cost of revenue			0
Guangdong [Member]
Segment reporting
Real estate lease income	1,926,668	1,727,356	0
Total revenue	(33,645)	37,191,781	69,189,406
Cost of real estate lease income	(1,213,136)	(6,023,790)	0
Total costs of revenue	778,522	(32,748,445)	(60,760,643)
Gross profit	744,877	4,443,336	8,428,763
Operating expenses	(1,372,742)	(3,297,920)	(10,540,700)
Gain on disposal of property held for lease			0
Operating (loss) /income	(627,865)	1,145,416	(2,111,937)
Interest income	26,594	31,785	33,242
Interest expense			(358,532)
Net realized gain on short-term investments			0
Share of (loss)/gain in an equity investee	(12,199,505)	(15,920,880)	(4,010,602)
Exchange (loss) /gains			0
Other (loss) /income	129,168	99,781	(1,434,297)
(Loss) /income before income taxes	12,671,608	14,643,898	7,882,126
Income tax benefit/(expense)	(1,508,575)	(2,377,772)	(1,674,207)
Net income/(loss)	(14,180,183)	(17,021,670)	(9,556,333)
Depreciation and amortization			12,193
Capital expenditure			0
Real estate properties development completed and under development	411,898,623	395,241,531
Real estate properties held for lease			0
Total long-lived assets	22,391,243	34,008,878	53,982,579
TOTAL ASSETS	488,477,145	499,695,879	568,073,393
Real estate properties under development			398,158,018
Guangdong [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	(2,069,637)	34,659,102	68,681,906
Cost of revenue	2,229,267	(25,841,656)	(58,588,051)
Guangdong [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue			0
Cost of revenue			0
Guangdong [Member] | Other Revenue [Member]
Segment reporting
Revenue	109,324	805,323	507,500
Cost of revenue	(237,609)	(882,999)	(2,172,592)
Hubei [Member]
Segment reporting
Real estate lease income		0	13,482
Total revenue	(11,697)	564,076	132,434
Cost of real estate lease income		0	0
Total costs of revenue	63,011	(21,408)	(25,726)
Gross profit	51,314	542,668	106,708
Operating expenses	242,080	(1,331,279)	(1,273,031)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	293,394	(788,611)	(1,166,323)
Interest income	37	78	202
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	8,686	(8,098)	1,789
(Loss) /income before income taxes	(302,117)	796,631	1,164,332
Income tax benefit/(expense)	(1,256,109)	(1,359,448)	(1,926,116)
Net income/(loss)	(953,992)	(2,156,079)	(3,090,448)
Depreciation and amortization	9,356	23,806	48,721
Capital expenditure		4,186	0
Real estate properties development completed and under development	196,266,519	191,185,397
Real estate properties held for lease		0	0
Total long-lived assets	368,241	769,742	920,192
TOTAL ASSETS	201,937,156	197,190,024	196,509,533
Real estate properties under development			190,450,736
Hubei [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	(11,697)	564,076	118,952
Cost of revenue	63,011	(21,408)	(25,726)
Hubei [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Hubei [Member] | Other Revenue [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member]
Segment reporting
Real estate lease income	10,856	0	0
Total revenue	14,825,366	381,090	35,695,076
Cost of real estate lease income		0	0
Total costs of revenue	(11,598,737)	(305,238)	(31,758,539)
Gross profit	3,226,629	75,852	3,936,537
Operating expenses	(908,802)	(2,089,948)	(4,700,371)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	2,317,827	(2,014,096)	(763,834)
Interest income	6,992	1,283	23,321
Interest expense		0	0
Net realized gain on short-term investments		0	0
Share of (loss)/gain in an equity investee		0	0
Gain on extinguishment of debt		0
Exchange (loss) /gains		0	0
Other (loss) /income	(194,969)	(1,452,134)	(46,098)
(Loss) /income before income taxes	(2,129,850)	3,464,947	786,611
Income tax benefit/(expense)	(1,353,719)	(485,277)	(1,471,006)
Net income/(loss)	776,131	(3,950,224)	(2,257,617)
Depreciation and amortization	5,090	13,918	19,401
Capital expenditure		0	17,091
Real estate properties development completed and under development	64,815,058	53,684,534
Real estate properties held for lease		0	0
Total long-lived assets	849,197	857,181	773,073
TOTAL ASSETS	72,172,008	61,041,098	69,505,369
Real estate properties under development			59,279,630
Liaoning [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	14,811,733	231,278	35,642,637
Cost of revenue	(11,578,004)	(286,074)	(31,696,836)
Liaoning [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue		0	0
Cost of revenue		0	0
Liaoning [Member] | Other Revenue [Member]
Segment reporting
Revenue	2,777	149,812	52,439
Cost of revenue	(20,733)	(19,164)	(61,703)
Property Management [Member]
Segment reporting
Real estate lease income		0	0
Total revenue	99,400,932	101,526,864	102,078,886
Cost of real estate lease income		0	0
Total costs of revenue	(72,535,003)	(74,745,020)	(66,726,582)
Gross profit	26,865,929	26,781,844	35,352,304
Operating expenses	(19,787,513)	(9,376,483)	(8,869,355)
Gain on disposal of property held for lease		0	0
Operating (loss) /income	7,078,416	17,405,361	26,482,949
Interest income	342,602	1,449,210	2,421,863
Interest expense		(69,672)	(64,549)
Net realized gain on short-term investments	14,325	0	0
Share of (loss)/gain in an equity investee	(114,651)	(810,983)	(1,004,547)
Gain on extinguishment of debt		0
Exchange (loss) /gains	170,555	(699,044)	(203,338)
Other (loss) /income	261,501	881,696	942,072
(Loss) /income before income taxes	(7,752,748)	(18,156,568)	(28,574,450)
Income tax benefit/(expense)	677,821	(1,482,371)	(4,832,629)
Net income/(loss)	8,430,569	16,674,197	23,741,821
Depreciation and amortization	326,968	533,861	526,727
Capital expenditure	367,144	8,455	668,407
Real estate properties development completed and under development		0
Real estate properties held for lease		0	0
Total long-lived assets	7,516,719	7,209,649	15,628,394
TOTAL ASSETS	148,503,161	147,478,659	176,825,788
Real estate properties under development			0
Property Management [Member] | Real Estate Sales [Member]
Segment reporting
Revenue		0	0
Cost of revenue	(1,583)	0	0
Property Management [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	91,771,226	99,177,566	100,282,270
Cost of revenue	(68,985,669)	(73,471,668)	(65,948,453)
Property Management [Member] | Other Revenue [Member]
Segment reporting
Revenue	7,629,706	2,349,298	1,796,616
Cost of revenue	(3,547,751)	(1,273,352)	(778,129)
Others [Member]
Segment reporting
Real estate lease income	12,631	28,366	58,559
Total revenue	52,640	28,366	58,559
Cost of real estate lease income	(53,959)	(49,559)	(19,090)
Total costs of revenue	(54,199)	(49,559)	(19,090)
Gross profit	(1,559)	(21,193)	39,469
Operating expenses	(6,334,754)	(12,111,766)	(24,468,860)
Gain on disposal of property held for lease		488,401	(18,651,259)
Operating (loss) /income	(6,336,313)	(11,644,558)	(43,080,650)
Interest income	2,598,127	2,170,212	5,619,160
Interest expense	(104,540,543)	(96,997,436)	(111,922,753)
Net realized gain on short-term investments	(7,640,422)	(71,675,917)	(30,203,357)
Share of (loss)/gain in an equity investee	(1,122,574)	(9,499,870)	(18,600,648)
Gain on extinguishment of debt	169,932,886	9,620,914
Exchange (loss) /gains	3,884,579	(5,149,023)	10,659,367
Other (loss) /income	462,346	(800,566)	1,612,626
(Loss) /income before income taxes	(57,238,086)	183,976,244	185,916,255
Income tax benefit/(expense)	(2,766,009)	(1,135,690)	1,204,203
Net income/(loss)	54,472,077	(185,111,934)	(184,712,052)
Depreciation and amortization	1,107,229	853,960	1,660,151
Capital expenditure		0	(3,869,649)
Real estate properties development completed and under development	15,021,114	33,627,793
Real estate properties held for lease	200,207	258,162	380,197
Total long-lived assets	26,942,231	20,599,425	77,178,239
TOTAL ASSETS	70,329,054	106,845,365	262,390,923
Real estate properties under development			33,690,834
Others [Member] | Real Estate Sales [Member]
Segment reporting
Revenue	40,008	0	0
Cost of revenue	(240)	0	0
Others [Member] | Real Estate Management Services Income [Member]
Segment reporting
Revenue	$ 1	0	0
Cost of revenue		0	0
Others [Member] | Other Revenue [Member]
Segment reporting
Revenue		0	0
Cost of revenue		$ 0	$ 0